Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes
Schedule of income tax from operations

	2011	2010
U.S. Federal income tax (expense) benefit	$(13,000)	$118,000
State and local income tax (expense) benefit	$(1,000)	$15,000
Total income tax (expense) benefit	$(14,000)	$133,000

	2011	2010
Current income tax (expense) benefit	$(14,000)	$38,000
Deferred income tax (expense) benefit	$—	$95,000
Total income tax (expense) benefit	$(14,000)	$133,000

Schedule of tax effects of significant temporary differences representing deferred tax assets

	2011	2010
Deferred tax assets
Deferred rent	$19,000	$32,000
Accrued vacation	39,000	33,000
Tax credit/grants	82,000	23,000
Deferred compensation	—	274,000
Net operating loss carryforward	15,922,000	13,912,000
Accrued bonus	154,000	165,000
Stock based compensation	25,000	41,000
Inventory adjustments	—	426,000
Accrued expenses	38,000	38,000
Other	5,000	27,000
Total deferred tax asset	16,284,000	14,971,000

Deferred tax liabilities
Property and equipment	(4,000)	(23,000)
Change in accounting method - accrued bonus	(20,000)	(41,000)
	(24,000)	(64,000)

Valuation allowance	(16,260,000)	(14,907,000)

Net deferred tax asset	$—	$—

Schedule of reconciliation between actual tax benefits and taxes computed at the statutory Federal rate

	2011	2010
U.S. Federal income tax benefit at the statutory rate of 34%	$1,172,000	$2,675,000
Effect of permanent differences	(10,000)	(7,000)
Effect of permanent differences - Government Grant	4,000	51,000
State income taxes benefit, net of federal tax benefit	251,000	424,000
Other	(79,000)	—
Change in valuation allowance	(1,352,000)	(3,010,000)
Income tax (expense) benefit	$(14,000)	$133,000